Summary of Significant Accounting Policies and Practices (Tables)	6 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies and Practices
Summary of Useful lives of each asset

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1-10 years